Capital Disclosures (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	May 04, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Cash and cash equivalents	$ 14,148,021		$ 13,699,881		$ 11,836,119	$ 12,034,282
Shareholders’ (deficit) equity	$ (107,894)	$ 6,195,363	$ 6,195,363		$ 8,283,846	$ 10,689,620
Base Shelf securities authorized				$ 150,000,000